Average Annual Total Returns		12 Months Ended	18 Months Ended
	Jul. 25, 2025	Dec. 31, 2024	Dec. 31, 2024
SEI DBi Multi-Strategy Alternative ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.57%	6.76%
Performance Inception Date	Jun. 30, 2023
SEI DBi Multi-Strategy Alternative ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.33%	4.58%
SEI DBi Multi-Strategy Alternative ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.33%	4.37%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	3.07%
ICE BofA U.S. 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.25%	5.30%